United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Six months ended 05/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2014
Share Class	Ticker
A	CAPAX
B	CAPBX
C	CAPCX
F	CAPFX
R	CAPRX
Institututional	CAPSX

Federated Capital Income Fund
Fund Established 1988

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2013 through May 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2014, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Domestic Equity Securities	29.9%
Domestic Fixed-Income Securities	21.7%
International Equity Securities	16.8%
International Fixed-Income Securities	14.2%
Foreign Governments/Agencies	6.5%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Non-Agency Mortgage-Backed Securities	1.1%
U.S. Treasury	0.1%
Asset-Backed Securities[2]	0.0%
Floating Rate Loan[2]	0.0%
Derivative Contracts[2,3]	(0.0)%
Other Security Type[2,4]	0.0%
Cash Equivalents[5]	5.7%
Other Assets and Liabilities—Net[6]	1.7%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Type consists of purchased put options.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2014, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Energy	20.7%
Health Care	12.7%
Financials	11.6%
Industrials	11.1%
Information Technology	9.5%
Consumer Staples	8.2%
Utilities	8.2%
Telecommunication Services	7.5%
Consumer Discretionary	6.7%
Materials	3.8%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2014 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—36.2%
	Consumer Discretionary—2.3%
369,200	Corus Entertainment, Inc., Class B	$8,532,834
175,275	Gannett Co., Inc.	4,870,892
77,300	Garmin Ltd.	4,553,743
922,403	Regal Entertainment Group	17,996,082
201,049	Six Flags Entertainment Corp.	8,134,443
	TOTAL	44,087,994
	Consumer Staples—3.5%
315,410	Altria Group, Inc.	13,108,440
95,194	Kraft Foods Group, Inc.	5,660,235
291,765	Lorillard, Inc.	18,139,030
166,478	Philip Morris International, Inc.	14,739,962
267,510	Reynolds American, Inc.	15,951,621
	TOTAL	67,599,288
	Energy—9.7%
137,064	ARC Resources Ltd.	3,950,244
291,706	BP PLC, ADR	14,716,568
384,510	Baytex Energy Corp.	16,060,553
765,277	Bonavista Energy Corp.	11,419,516
123,380	ConocoPhillips	9,862,997
471,806	Crescent Point Energy Corp.	19,341,305
317,433	ENI S.p.A, ADR	16,135,119
234,899	HollyFrontier Corp.	11,568,776
67,117	Kinder Morgan, Inc.	2,241,037
1,349,590	Pengrowth Energy Corp.	8,525,954
295,185	Royal Dutch Shell PLC	23,201,541
464,369	Ship Finance International Ltd.	8,600,114
396,755	Total SA, ADR	27,554,635
149,078	Transocean Ltd.	6,334,324
94,585	Vermilion Energy, Inc.	6,387,083
	TOTAL	185,899,766
	Financials—4.1%
514,655	Ares Capital Corp.	8,872,652
175,223	Bank of Montreal	12,318,177
634,708	Hospitality Properties Trust	18,412,879
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
105,639	Mercury General Corp.	$4,980,879
490,639	Old Republic International Corp.	8,389,927
285,553	Progressive Corp. Ohio	7,147,391
121,222	Royal Bank of Canada, Montreal	8,342,498
330,435	Sun Life Financial Services of Canada	11,185,225
	TOTAL	79,649,628
	Health Care—4.2%
128,637	AbbVie, Inc.	6,988,848
310,928	GlaxoSmithKline PLC, ADR	16,771,456
134,525	Lilly (Eli) & Co.	8,052,667
322,963	Merck & Co., Inc.	18,686,639
977,709	PDL BioPharma, Inc.	9,161,134
583,162	Pfizer, Inc.	17,279,090
83,027	Sanofi ADR	4,425,339
	TOTAL	81,365,173
	Industrials—2.2%
170,550	BAE Systems PLC, ADR	4,870,908
109,140	Deluxe Corp.	6,121,663
924,376	Donnelley (R.R.) & Sons Co.	14,642,116
77,551	Lockheed Martin Corp.	12,691,221
121,480	Pitney Bowes, Inc.	3,356,492
	TOTAL	41,682,400
	Information Technology—2.9%
157,257	CA, Inc.	4,511,703
171,137	Cisco Systems, Inc.	4,213,393
449,281	Intel Corp.	12,274,357
61,311	KLA-Tencor Corp.	4,017,097
100,706	Lexmark International, Inc.	4,389,775
249,570	Microsoft Corp.	10,217,396
181,114	Seagate Technology	9,731,255
309,088	Symantec Corp.	6,796,845
	TOTAL	56,151,821
	Materials—1.4%
88,638	International Paper Co.	4,221,828
132,289	LyondellBasell Industries NV - Class - A	13,172,015
240,009	Rexam PLC ADR	10,128,380
	TOTAL	27,522,223
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Telecommunication Services—3.5%
224,258	AT&T, Inc.	$7,954,431
191,822	BCE, Inc.	8,810,385
298,135	CenturyLink, Inc.	11,230,745
1,119,219	Deutsche Telekom AG, ADR	18,802,879
2,039,426	Frontier Communications Corp.	11,808,277
182,422	Verizon Communications	9,113,803
	TOTAL	67,720,520
	Utilities—2.4%
133,460	Ameren Corp.	5,251,651
176,370	National Grid PLC, ADR	13,180,130
850,946	Northland Power, Inc.	13,953,537
361,365	PPL Corp.	12,680,298
	TOTAL	45,065,616
	TOTAL COMMON STOCKS (IDENTIFIED COST $620,759,640)	696,744,429
	CORPORATE BONDS—2.3%
	Basic Industry - Metals & Mining—0.1%
$2,000,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	2,248,700
	Basic Industry - Paper—0.0%
180,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	201,417
	Chemicals—0.2%
3,707,000	Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	3,213,506
	Communications Equipment—0.2%
5,404,000	Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	3,030,293
	Communications - Media & Cable—0.3%
1,527,100	DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	1,613,587
4,000,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	4,436,388
	TOTAL	6,049,975
	Communications - Media Noncable—0.1%
1,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	1,104,758
	Communications - Telecom Wirelines—0.1%
1,675,000	Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	2,130,382
	Consumer Non-Cyclical - Tobacco—0.1%
1,750,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	2,132,281
	Energy - Independent—0.1%
450,000	Petroleos Mexicanos, 6.500%, 06/02/2041	528,300
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$1,700,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.375%, 01/23/2045	$1,961,375
		TOTAL	2,489,675
		Financial Institution - Banking—0.6%
450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	519,102
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	3,702,846
1,750,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	1,711,266
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	1,995,596
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 2.500%, 01/24/2019	1,118,173
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,159,773
1,500,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	1,511,393
		TOTAL	11,718,149
		Financial Institution - Brokerage—0.1%
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	629,700
1,005,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,095,278
450,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.500%, 05/21/2019	508,747
		TOTAL	2,233,725
		Financial Institution - Finance Noncaptive—0.0%
400,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	418,400
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,579,721
		Marine—0.1%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	854,596
		Utility - Electric—0.2%
1,800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,872,450
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	2,101,371
		TOTAL	3,973,821
		TOTAL CORPORATE BONDS (IDENTIFIED COST $39,516,284)	43,379,399
		ASSET-BACKED SECURITY—0.0%
		Auto Receivables—0.0%
400,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,951)	404,888
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Security—0.1%
$2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045 (IDENTIFIED COST $2,046,664)	$2,010,227
		PREFERRED STOCKS—10.5%
		Consumer Discretionary—0.8%
121,665	[1,2]	GME, Issued by JPMorgan Chase & Co, ELN, 20.00%, 6/24/2014	4,602,587
76,878	[1,2]	WHR, Issued by JPMorgan Chase & Co., ELN, 13.05%, 6/24/2014	11,163,454
		TOTAL	15,766,041
		Consumer Staples—0.3%
60,000		Post Holdings, Inc., Conv. Pfd., 5.25%, 6/1/2017	6,347,400
		Financials—1.3%
2,750		Bank of America Corp., Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	3,272,665
266,565		Metlife, Inc., Conv. Pfd., 5.00%, 10/8/2014, Annual Dividend $1.25	7,876,996
44,100		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/1/2051, Annual Dividend $3.00	2,182,950
9,350		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	11,519,200
		TOTAL	24,851,811
		Health Care—1.7%
96,000	[1,2,3]	ALXN, Issued by Bank of America Corp., ELN, 0.00%, 11/21/2014	15,737,760
234,619	[3]	GILD, Issued by Barclays Bank PLC, ELN, 10.00%, 12/26/2014	17,131,879
		TOTAL	32,869,639
		Industrials—3.0%
111,550		Continental Finance Trust, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	5,689,742
395,000	[1,2,3]	DAL, Issued by JPMorgan Chase & Co., ELN, 13.65%, 11/15/2014	15,539,300
147,061		Stanley Black & Decker I, Conv. Pfd., 6.25%, 11/17/2016, Annual Dividend $6.25	16,732,601
306,323		United Technologies Corp, Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	20,156,053
		TOTAL	58,117,696
		Information Technology—1.5%
22,879		AAPL, Issued by Barclays Bank PLC, ELN, 9.18%, 11/25/2014	13,506,732
551,000	[1,2,3]	MU, Issued by Bank of America Corp., ELN, 0.00%, 11/21/2014	15,463,815
		TOTAL	28,970,547
		Materials—0.4%
278,395		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	6,467,116
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Utilities—1.5%
207,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	$10,705,838
156,534		Dominion Resources, Inc., Series B, Conv. Pfd., 6.00%, 7/1/2016, Annual Dividend $3.00	9,024,185
135,000		NextEra Energy, Inc., Conv. Pfd., 5.889%, 9/1/2015, Annual Dividend $2.94	8,446,950
		TOTAL	28,176,973
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $191,698,516)	201,567,223
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
$1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8 A4, 3.024%, 9/10/2045	1,493,305
2,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	2,007,220
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	868,534
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	1,410,844
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	109,839
2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8 B, 3.970%, 6/10/2046	2,097,618
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	1,246,701
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	1,528,582
950,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.091%, 12/12/2049	1,075,655
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	1,113,967
875,000		WF-RBS Commercial Mortgage Trust 2012-C6 A4, 3.44%, 4/15/2045	904,824
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,694,256)	13,857,089
		U.S. TREASURY—0.1%
1,834,332	[4]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021 (IDENTIFIED COST $2,011,990)	1,932,111
		INVESTMENT COMPANIES—48.4%[5]
10,200,254		Emerging Markets Fixed Income Core Fund	363,342,462
5,272,448		Federated Mortgage Core Portfolio	52,302,678
74,083,817	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	74,083,817
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued[5]
65,617,769	High Yield Bond Portfolio	$440,295,229
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $905,365,158)	930,024,186
	TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $1,775,492,459)[7]	1,889,919,552
	OTHER ASSETS AND LIABILITIES - NET—1.7%[8]	32,099,351
	TOTAL NET ASSETS—100%	$1,922,018,903
At May 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Long Bonds Short Futures	67	$9,210,406	September 2014	$(87,565)
[3]United States Treasury Notes 5-Year Short Futures	195	$23,352,774	September 2014	$(30,908)
[3]United States Treasury Notes 10-Year Short Futures	430	$53,971,719	September 2014	$(226,045)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(344,518)
At May 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
6/2/2014	21,594 Canadian Dollar	$19,888	$(27)
Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, these restricted securities amounted to $75,243,645, which represented 3.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2014, these liquid restricted securities amounted to $75,243,645, which represented 3.9% of total net assets.
3	Non-income-producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $1,775,766,911.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$372,895,985	$—	$—	$372,895,985
International	323,848,444	—	—	323,848,444
Preferred Stocks
Domestic	96,264,838	98,835,269	—	195,100,107
International	6,467,116	—	—	6,467,116
Debt Securities:
Corporate Bonds	—	43,379,399	—	43,379,399
Asset-Backed Security	—	404,888	—	404,888
Commercial Mortgage Backed-Security	—	2,010,227	—	2,010,227
Collateralized Mortgage Obligations	—	13,857,089	—	13,857,089
U.S. Treasury	—	1,932,111	—	1,932,111
Investment Companies[1]	930,024,186	—	—	930,024,186
TOTAL SECURITIES	$1,729,500,569	$160,418,983	$—	$1,889,919,552
OTHER FINANCIAL INSTRUMENTS[2]	$(344,545)	$—	$—	$(344,545)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ELN	—Equity-Linked Notes
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.60	$8.08	$7.60	$7.56	$7.26	$5.81
Income From Investment Operations:
Net investment income	0.27[1]	0.47[1]	0.44[1]	0.39	0.36[1]	0.37[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, options and foreign currency transactions	0.28	0.51	0.48	0.06	0.29	1.42
TOTAL FROM INVESTMENT OPERATIONS	0.55	0.98	0.92	0.45	0.65	1.79
Less Distributions:
Distributions from net investment income	(0.27)	(0.46)	(0.44)	(0.41)	(0.35)	(0.34)
Net Asset Value, End of Period	$8.88	$8.60	$8.08	$7.60	$7.56	$7.26
Total Return[2]	6.58%	12.50%	12.45%	5.97%	9.22%	31.77%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	0.90%	1.02%	1.30%[4]	1.31%[4]	1.29%[4]
Net investment income	6.38%[3]	5.64%	5.49%	5.07%	4.89%	5.75%
Expense waiver/reimbursement[5]	0.15%[3]	0.29%	0.28%	0.01%	0.01%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$774,438	$497,631	$261,743	$216,352	$222,958	$234,443
Portfolio turnover	19%	35%	37%	31%	53%	59%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.30% and 1.28% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.62	$8.10	$7.62	$7.57	$7.28	$5.82
Income From Investment Operations:
Net investment income	0.24[1]	0.41[1]	0.38[1]	0.33	0.31[1]	0.32[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, options and foreign currency transactions	0.28	0.51	0.49	0.07	0.28	1.43
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.92	0.87	0.40	0.59	1.75
Less Distributions:
Distributions from net investment income	(0.24)	(0.40)	(0.39)	(0.35)	(0.30)	(0.29)
Net Asset Value, End of Period	$8.90	$8.62	$8.10	$7.62	$7.57	$7.28
Total Return[2]	6.17%	11.65%	11.58%	5.29%	8.24%	30.91%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.65%	1.77%	2.05%[4]	2.06%[4]	2.04%[4]
Net investment income	5.62%[3]	4.89%	4.73%	4.31%	4.14%	5.01%
Expense waiver/reimbursement[5]	0.18%[3]	0.31%	0.28%	0.01%	0.01%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,902	$59,919	$34,123	$30,721	$35,494	$36,945
Portfolio turnover	19%	35%	37%	31%	53%	59%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.06% and 2.03% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.60	$8.09	$7.60	$7.56	$7.27	$5.81
Income From Investment Operations:
Net investment income	0.24[1]	0.41[1]	0.38[1]	0.34	0.31[1]	0.32[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, options and foreign currency transactions	0.28	0.50	0.50	0.05	0.28	1.43
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.91	0.88	0.39	0.59	1.75
Less Distributions:
Distributions from net investment income	(0.24)	(0.40)	(0.39)	(0.35)	(0.30)	(0.29)
Net Asset Value, End of Period	$8.88	$8.60	$8.09	$7.60	$7.56	$7.27
Total Return[2]	6.19%	11.56%	11.76%	5.18%	8.26%	30.98%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.65%	1.75%	2.05%[4]	2.06%[4]	2.04%[4]
Net investment income	5.64%[3]	4.89%	4.77%	4.33%	4.16%	4.95%
Expense waiver/reimbursement[5]	0.14%[3]	0.28%	0.30%	0.01%	0.01%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$636,951	$333,452	$88,605	$46,443	$39,705	$35,510
Portfolio turnover	19%	35%	37%	31%	53%	59%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.05% and 2.03% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.59	$8.08	$7.60	$7.55	$7.26	$5.81
Income From Investment Operations:
Net investment income	0.27[1]	0.47[1]	0.44[1]	0.40	0.36[1]	0.37[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, options and foreign currency transactions	0.29	0.50	0.49	0.06	0.28	1.42
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.97	0.93	0.46	0.64	1.79
Less Distributions:
Distributions from net investment income	(0.27)	(0.46)	(0.45)	(0.41)	(0.35)	(0.34)
Net Asset Value, End of Period	$8.88	$8.59	$8.08	$7.60	$7.55	$7.26
Total Return[2]	6.70%	12.38%	12.46%	6.11%	9.08%	31.72%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	0.89%	1.01%	1.30%[4]	1.31%[4]	1.33%[4]
Net investment income	6.37%[3]	5.64%	5.49%	5.07%	4.90%	5.70%
Expense waiver/reimbursement[5]	0.15%[3]	0.29%	0.29%	0.01%	0.00%[6]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$172,345	$128,115	$84,041	$69,612	$71,337	$72,468
Portfolio turnover	19%	35%	37%	31%	53%	59%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.31% and 1.31% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	$8.60	$8.01
Income From Investment Operations:
Net investment income	0.24[2]	0.19[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.32	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.77
Less Distributions:
Distributions from net investment income	(0.27)	(0.18)
Net Asset Value, End of Period	$8.89	$8.60
Total Return[3]	6.63%	9.70%
Ratios to Average Net Assets:
Net expenses	1.14%[4]	1.14%[4]
Net investment income	5.56%[4]	5.28%[4]
Expense waiver/reimbursement[5]	0.35%[4]	0.73%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$101	$0[6]
Portfolio turnover	19%	35%[7]
1	Reflects operations for the period from June 25, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013	Period Ended 11/30/2012[1]
Net Asset Value, Beginning of Period	$8.61	$8.09	$7.96
Income From Investment Operations:
Net investment income	0.29[2]	0.49[2]	0.31[2]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.28	0.51	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.57	1.00	0.45
Less Distributions:
Distributions from net investment income	(0.29)	(0.48)	(0.32)
Net Asset Value, End of Period	$8.89	$8.61	$8.09
Total Return[3]	6.70%	12.76%	5.77%
Ratios to Average Net Assets:
Net expenses	0.64%[4]	0.65%	0.64%[4]
Net investment income	6.61%[4]	5.89%	5.80%[4]
Expense waiver/reimbursement[5]	0.14%[4]	0.27%	0.41%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$260,282	$142,842	$22,221
Portfolio turnover	19%	35%	37%[6]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $930,024,186 of investment in affiliated holdings (Note 5) (identified cost $1,775,492,459)		$1,889,919,552
Cash denominated in foreign currencies (identified cost $19,870)		19,915
Income receivable		7,060,338
Income receivable from affiliated holdings		2,470,855
Receivable for shares sold		27,077,777
Receivable for daily variation margin		72,351
TOTAL ASSETS		1,926,620,788
Liabilities:
Payable for investments purchased	$930,197
Payable for shares redeemed	2,918,095
Unrealized depreciation on foreign exchange contracts	27
Payable for distribution services fee (Note 5)	423,163
Payable for shareholder services fee (Note 5)	312,358
Accrued expenses (Note 5)	18,045
TOTAL LIABILITIES		4,601,885
Net assets for 216,325,780 shares outstanding		$1,922,018,903
Net Assets Consist of:
Paid-in capital		$1,846,016,366
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		114,083,814
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(38,244,090)
Undistributed net investment income		162,813
TOTAL NET ASSETS		$1,922,018,903
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($774,438,116 ÷ 87,182,454 shares outstanding), no par value, unlimited shares authorized	$8.88
Offering price per share (100/94.50 of $8.88)	$9.40
Redemption proceeds per share	$8.88
Class B Shares:
Net asset value per share ($77,901,532 ÷ 8,752,770 shares outstanding), no par value, unlimited shares authorized	$8.90
Offering price per share	$8.90
Redemption proceeds per share (94.50/100 of $8.90)	$8.41
Class C Shares:
Net asset value per share ($636,950,836 ÷ 71,690,938 shares outstanding), no par value, unlimited shares authorized	$8.88
Offering price per share	$8.88
Redemption proceeds per share (99.00/100 of $8.88)	$8.79
Class F Shares:
Net asset value per share ($172,345,161 ÷ 19,415,540 shares outstanding), no par value, unlimited shares authorized	$8.88
Offering price per share (100/99.00 of $8.88)	$8.97
Redemption proceeds per share (99.00/100 of $8.88)	$8.79
Class R Shares:
Net asset value per share ($100,888 ÷ 11,349 shares outstanding), no par value, unlimited shares authorized	$8.89
Offering price per share	$8.89
Redemption proceeds per share	$8.89
Institutional Shares:
Net asset value per share ($260,282,370 ÷ 29,272,729 shares outstanding), no par value, unlimited shares authorized	$8.89
Offering price per share	$8.89
Redemption proceeds per share	$8.89
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Dividends (including $12,324,509 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $935,073)			$43,753,001
Interest			1,401,376
Investment income allocated from affiliated partnership (Note 5)			8,294,489
TOTAL INCOME			53,448,866
Expenses:
Investment adviser fee (Note 5)		$4,409,695
Administrative fee (Note 5)		573,995
Custodian fees		28,182
Transfer agent fee (Note 2)		589,206
Directors'/Trustees' fees (Note 5)		3,072
Auditing fees		13,788
Legal fees		4,843
Portfolio accounting fees		98,914
Distribution services fee (Note 5)		1,955,713
Shareholder services fee (Note 5)		1,599,262
Account administration fee (Note 2)		111
Share registration costs		83,977
Printing and postage		33,428
Miscellaneous (Note 5)		6,164
TOTAL EXPENSES		9,400,350
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(673,186)
Waiver of distribution services fee (Note 5)	(2,441)
Reimbursement of transfer agent fee (Note 2)	(429,604)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,105,231)
Net expenses			8,295,119
Net investment income			45,153,747
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $385,917 on sales of investments in affiliated holdings (Note 5))	$10,757,564
Net realized loss on futures contracts	(2,921,374)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)	3,710,063
Realized gain distribution from affiliated investment company shares (Note 5)	2,382,658
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	41,296,031
Net change in unrealized depreciation of futures contracts	(198,724)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	55,026,218
Change in net assets resulting from operations	$100,179,965
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$45,153,747	$39,932,294
Net realized gain on investments including allocation from affiliated partnerships, futures contracts, swap contracts and foreign currency transactions	13,928,911	16,130,909
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	41,097,307	29,063,205
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	100,179,965	85,126,408
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,737,062)	(18,971,356)
Class B Shares	(1,894,340)	(2,099,932)
Class C Shares	(13,025,018)	(8,969,751)
Class F Shares	(4,701,136)	(5,662,808)
Class R Shares	(937)	(2)
Institutional Shares	(6,324,159)	(3,928,019)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(45,682,652)	(39,631,868)
Share Transactions:
Proceeds from sale of shares	795,229,383	727,626,658
Net asset value of shares issued to shareholders in payment of distributions declared	42,126,684	36,229,249
Cost of shares redeemed	(131,793,511)	(138,123,118)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	705,562,556	625,732,789
Change in net assets	760,059,869	671,227,329
Net Assets:
Beginning of period	1,161,959,034	490,731,705
End of period (including undistributed net investment income of $162,813 and $691,718, respectively)	$1,922,018,903	$1,161,959,034
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
Effective June 25, 2013, the Fund began offering Class R Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended May 31, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$253,181	$(186,902)	$—
Class B Shares	38,411	(31,237)	—
Class C Shares	167,225	(118,412)	—
Class F Shares	63,165	(45,671)	111
Class R Shares	43	—	—
Institutional Shares	67,181	(47,382)	—
TOTAL	$589,206	$(429,604)	$111
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund
Semi-Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase yield and to manage duration, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,804,688 and $87,085,624, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase yield and income and to manage currency and individual security risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2014, the Fund had no outstanding written option contracts.
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The average market value of purchased put option contracts held by the Fund throughout the period was $10,014. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(344,518)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Purchased Options Contracts	Total
Interest rate contracts	$(2,921,374)	$—	$—	$(2,921,374)
Foreign exchange contracts	—	(65,694)	(836,239)	(901,933)
TOTAL	$(2,921,374)	$(65,694)	$(836,239)	$(3,823,307)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(198,724)	$—	$(198,724)
Foreign exchange contracts	—	(27)	(27)
TOTAL	$(198,724)	$(27)	$(198,751)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	33,752,740	$292,934,036	31,728,611	$266,643,383
Shares issued to shareholders in payment of distributions declared	2,164,187	18,729,812	2,126,005	17,723,594
Shares redeemed	(6,598,324)	(57,093,327)	(8,370,135)	(69,704,116)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	29,318,603	$254,570,521	25,484,481	$214,662,861

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,303,295	$20,001,860	3,816,761	$32,076,291
Shares issued to shareholders in payment of distributions declared	207,707	1,800,225	240,784	2,010,225
Shares redeemed	(711,942)	(6,163,466)	(1,316,720)	(11,023,211)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,799,060	$15,638,619	2,740,825	$23,063,305

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	34,411,325	$298,767,249	29,491,672	$247,824,260
Shares issued to shareholders in payment of distributions declared	1,374,170	11,901,505	978,987	8,182,185
Shares redeemed	(2,855,008)	(24,772,865)	(2,665,309)	(22,345,779)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	32,930,487	$285,895,889	27,805,350	$233,660,666
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	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	4,875,579	$42,205,783	5,216,156	$43,710,092
Shares issued to shareholders in payment of distributions declared	490,379	4,240,689	587,122	4,886,083
Shares redeemed	(857,314)	(7,423,208)	(1,298,783)	(10,849,330)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	4,508,644	$39,023,264	4,504,495	$37,746,845

	Six Months Ended 5/31/2014		Period Ended 11/30/2013[1]
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	11,661	$101,527	12	$100
Shares issued to shareholders in payment of distributions declared	107	934	—	—
Shares redeemed	(431)	(3,733)	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	11,337	$98,728	12	$100

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,257,179	$141,218,928	16,325,790	$137,372,532
Shares issued to shareholders in payment of distributions declared	629,127	5,453,519	409,044	3,427,162
Shares redeemed	(4,208,555)	(36,336,912)	(2,886,498)	(24,200,682)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	12,677,751	$110,335,535	13,848,336	$116,599,012
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	81,245,882	$705,562,556	74,383,499	$625,732,789
1	Reflects operations for the period from June 25, 2013 (date of initial investment) to November 30, 2013.
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $1,775,766,911. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $114,152,641. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $163,865,750 and net unrealized depreciation from investments for those securities having an excess of cost over value of $49,713,109.
At November 30, 2013, the Fund had a capital loss carryforward of $51,265,849 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning
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on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$20,615,341	NA	$20,615,341
2017	$30,650,508	NA	$30,650,508
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Prior to June 24, 2013, the annual advisory fee was 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the Adviser voluntarily waived $632,676 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2014, the Sub-Adviser earned a fee of $947,066.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$251,691	$—
Class C Shares	1,703,943	(2,400)
Class R Shares	79	(41)
TOTAL	$1,955,713	$(2,441)
For the six months ended May 31, 2014, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2014, FSC retained $1,289,247 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2014, FSC retained $560,957 in sales charges from the sale of Class A Shares and $9,607 from the sale of Class F Shares. FSC also retained $45,580 relating to redemptions of Class B Shares, $64,553 relating to redemptions of Class C Shares and $19,647 relating to redemptions of Class F Shares.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$765,306
Class B Shares	83,897
Class C Shares	567,981
Class F Shares	182,078
TOTAL	$1,599,262
For the six months ended May 31, 2014, FSSC received $58,279 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89%, 1.14% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Directors of the Funds are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $40,510. Transactions involving the affiliated holdings during the six months ended May 31, 2014, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2013	7,014,131	1,690,174	62,592,791	41,383,595	112,680,691
Purchases/Additions	3,994,727	3,582,274	621,789,813	24,234,174	653,600,988
Sales/Reductions	(808,604)	—	(610,298,787)	—	(611,107,391)
Balance of Shares Held 5/31/2014	10,200,254	5,272,448	74,083,817	65,617,769	155,174,288
Value	$363,342,462	$52,302,678	$74,083,817	$440,295,229	$930,024,186
Dividend Income/Allocated Investment Income	$8,294,489	$453,862	$22,620	$11,848,027	$20,618,998
Realized Gain Distribution/Allocated Net Realized Gain	$3,710,063	$—	$—	$2,382,658	$6,092,721
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014, were as follows:
Purchases	$924,507,181
Sales	$265,658,157
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,065.80	$4.58
Class B Shares	$1,000	$1,061.70	$8.43
Class C Shares	$1,000	$1,061.90	$8.43
Class F Shares	$1,000	$1,067.00	$4.59
Class R Shares	$1,000	$1,066.30	$5.87
Institutional Shares	$1,000	$1,067.00	$3.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.49	$4.48
Class B Shares	$1,000	$1,016.75	$8.25
Class C Shares	$1,000	$1,016.75	$8.25
Class F Shares	$1,000	$1,020.49	$4.48
Class R Shares	$1,000	$1,019.25	$5.74
Institutional Shares	$1,000	$1,021.74	$3.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.64%
Class C Shares	1.64%
Class F Shares	0.89%
Class R Shares	1.14%
Institutional Shares	0.64%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Capital Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
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viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. . In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 15 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 314200613
CUSIP 31420C621
8092606 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2014
Share Class	Ticker
A	FUNAX
Institutional	FUBDX

Federated Unconstrained Bond Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2013 through May 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	64.7%
Cash Equivalents[3]	19.1%
Trade Finance Agreements	9.5%
Sovereign Bonds	9.0%
Municipal Bonds	2.6%
Asset-Backed Securities	0.1%
Purchased Call Options	0.1%
Purchased Put Options	0.1%
Derivative Contracts[4]	(1.6)%
Other Assets and Liabilities—Net[5]	(3.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, an affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
May 31, 2014 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—29.9%
		Banks—14.1%
$100,000		Bankia SAU, Sr. Unsecd. Note, Series BSKT, 0.00%, 4/30/2015	$132,240
100,000		Bankia SAU, Sr. Unsecd. Note, Series BSKT, 0.00%, 4/30/2015	133,126
527,000		BBVA Paraguay SA, Series REGS, 9.75%, 2/11/2016	570,741
1,000,000	[1,2]	Financiera Independencia S.A.B. de C.V, Series 144A, 7.50%, 6/3/2019	1,013,750
100,000		Financiera Independencia S.A.B. de C.V, Series REGS, 10.00%, 3/30/2015	105,375
200,000	[1,2]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	206,340
500,000		Finansbank AS, Series REGS, 5.50%, 5/11/2016	511,250
		TOTAL	2,672,822
		Food & Beverage—8.5%
500,000		Cosan Overseas Ltd., 8.25%, 11/29/2049	524,375
570,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	567,150
500,000		Marfrig Holding Europe BV, Series REGS, 8.375%, 5/9/2018	530,000
		TOTAL	1,621,525
		Industrials—2.8%
500,000		Empresas ICA Sociedad Controladora S.A., Series REGS, 8.90%, 2/4/2021	522,500
		Metals & Mining—4.5%
200,000		AngloGold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	224,870
600,000		Cemex S.A. de C.V., Series REGS, 5.247%, 9/30/2015	624,000
		TOTAL	848,870
		TOTAL CORPORATE BONDS (IDENTIFIED COST $5,588,043)	5,665,717
		MUNICIPAL BOND—2.6%
800,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029 (IDENTIFIED COST $492,262)	498,368
		FOREIGN GOVERNMENT/AGENCY—1.8%
		Sovereign—1.8%
500,000		Belize, Government of, 5.00%, 2/20/2038 (IDENTIFIED COST $349,375)	348,750
Semi-Annual Shareholder Report
2

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		PURCHASED CALL OPTIONS—0.1%
1,140,000		Barclays Bank AUD Call/NZD Put, Strike Price $1.10, Expiration Date 07/18/2014	$8,885
2,488,431		Citi EUR Call/USD Put, Strike Price $1.41, Expiration Date 7/31/2014	2,048
951,302		JPMorgan USD Call/MXN Put, Strike Price $1.41, Expiration Date 6/3/2014	761
1,403,740		Morgan Stanley USD Call/JPY Put, Strike Price $102.50, Expiration Date 6/6/2014	1,410
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $29,151)	13,104
		PURCHASED PUT OPTION—0.1%
2,389,600		Citi EUR Put/USD Call, Strike Price $1.35, Expiration Date 7/31/2014 (IDENTIFIED COST $11,676)	16,833
		INVESTMENT COMPANIES—71.9%[3]
107,100		Emerging Markets Fixed Income Core Fund	3,815,016
3,227,462	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	3,227,462
233,218		Federated Project and Trade Finance Core Fund	2,243,556
647,639		High Yield Bond Portfolio	4,345,655
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $14,388,632)	13,631,689
		TOTAL INVESTMENTS—106.4% (IDENTIFIED COST $20,859,139)[5]	20,174,461
		OTHER ASSETS AND LIABILITIES - NET—(6.4)%[6]	(1,219,394)
		TOTAL NET ASSETS—100%	$18,955,067
At May 31, 2014, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7]United States Treasury Bonds, Long Term Short Futures	10	$1,374,688	September 2014	$(8,382)
[7]United States Treasury Notes, 10-Year Short Futures	44	$5,522,687	September 2014	$7,336
[7]United States Treasury Bonds, Ultra Long Term Short Futures	15	$2,254,219	September 2014	$(19,018)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(20,064)
Semi-Annual Shareholder Report
3

At May 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/6/2014	350,000 Great British Pound	$592,722	$(6,080)
6/16/2014	680,000 Euro	96,638,880 Japanese Yen	$(14,701)
6/16/2014	680,000 Euro	$941,331	$(14,410)
6/16/2014	96,047,960 Japanese Yen	680,000 Euro	$5,982
6/30/2014	780,000 Canadian Dollar	73,017,360 Japanese Yen	$(382)
6/30/2014	10,821,865 Japanese Yen	$105,846	$479
6/30/2014	50,334,261 Japanese Yen	$492,308	$2,228
6/30/2014	55,664,280 Japanese Yen	$540,000	$6,903
6/30/2014	20,054,880 Japanese Yen	228,000 New Zealand Dollar	$(236)
6/30/2014	6,768,068 Japanese Yen	$66,154	$343
6/30/2014	31,479,384 Japanese Yen	$307,692	$1,593
6/30/2014	57,804,840 Japanese Yen	$570,000	$(2,066)
6/30/2014	50,903,000 Japanese Yen	$500,000	$123
6/30/2014	73,041,540 Japanese Yen	780,000 Canadian Dollar	$377
6/30/2014	200,000 New Zealand Dollar	$170,706	$(1,359)
6/30/2014	228,000 New Zealand Dollar	20,017,944 Japanese Yen	$(1,867)
7/1/2014	834,000 Euro	115,435,191 Japanese Yen	$3,076
7/1/2014	40,651,816 Japanese Yen	294,353 Euro	$(180)
7/1/2014	40,654,759 Japanese Yen	294,353 Euro	$(180)
7/1/2014	33,874,063 Japanese Yen	245,294 Euro	$(150)
7/22/2014	313,047 New Zealand Dollar	285,000 Australian Dollar	$654
8/4/2014	525,000 Euro	$715,638	$(4)
8/27/2014	453,000 Brazilian Real	$197,489	$(271)
Contracts Sold:
6/6/2014	210,000 Great British Pound	$ 355,661	$3,676
6/6/2014	140,000 Great British Pound	$ 237,395	$2,738
6/16/2014	680,000 Euro	$ 941,562	$14,640
6/16/2014	96,638,880 Japanese Yen	680,000 Euro	$(7,774)
6/16/2014	680,000 Euro	96,047,960 Japanese Yen	$10,688
6/30/2014	780,000 Canadian Dollar	73,041,540 Japanese Yen	$(1,576)
6/30/2014	17,564,984 Japanese Yen	$ 172,000	$(576)
6/30/2014	20,017,944 Japanese Yen	228,000 New Zealand Dollar	$(1,755)
6/30/2014	55,128,600 Japanese Yen	$540,000	$(1,640)
6/30/2014	73,017,360 Japanese Yen	780,000 Canadian Dollar	$1,819
6/30/2014	81,697,600 Japanese Yen	$ 800,000	$(2,681)
6/30/2014	200,000 New Zealand Dollar	$ 171,072	$1,725
6/30/2014	228,000 New Zealand Dollar	20,054,880 Japanese Yen	$4,221
Semi-Annual Shareholder Report
4

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold: (continued)
6/30/2014	57,873,929 Japanese Yen	$ 570,000	$1,387
6/30/2014	16,272,214 Japanese Yen	$ 160,000	$125
6/30/2014	16,245,341 Japanese Yen	$ 160,000	$389
7/1/2014	245,294 Euro	33,874,063 Japanese Yen	$(1,391)
7/1/2014	294,353 Euro	40,654,759 Japanese Yen	$(1,611)
7/1/2014	294,353 Euro	40,651,816 Japanese Yen	$(1,640)
7/1/2014	115,435,191 Japanese Yen	834,000 Euro	$(424)
7/22/2014	285,000 Australian Dollar	313,047 New Zealand Dollar	$(316)
8/6/2014	190,000 Euro	$ 263,495	$4,503
8/27/2014	453,000 Brazilian Real	$ 200,000	$2,782
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$7,181
Net Unrealized Appreciation/(Depreciation) on Future Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2014, these liquid restricted securities amounted to $1,787,240, which represented 9.4% of total net assets.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, these liquid restricted securities amounted to $1,787,240, which represented 9.4% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $20,856,693.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$5,665,717	$—	$5,665,717
Municipal Bond	—	498,368	—	498,368
Foreign Government/Agencies	—	348,750	—	348,750
Purchased Call Options	13,104	—	—	13,104
Purchased Put Option	16,833	—	—	16,833
Investment Companies[1]	11,388,133	2,243,556	—	13,631,689
TOTAL SECURITIES	$11,418,070	$8,756,391	$—	$20,174,461
OTHER FINANCIAL INSTRUMENTS[2]	$(20,064)	$7,181	$—	$(12,883)
1	Emerging Markets Fixed Income Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,		Period Ended 11/30/2011[1]
		2013	2012
Net Asset Value, Beginning of Period	$9.75	$10.38	$10.52	$10.51
Income From Investment Operations:
Net investment income[2]	0.18	0.49	0.49	0.10
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.66)	(0.28)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.09	(0.17)	0.21	0.03
Distributions from net investment income	(0.16)	(0.46)	(0.35)	(0.02)
Net Asset Value, End of Period	$9.68	$9.75	$10.38	$10.52
Total Return[3]	0.98%	(1.58)%	2.03%	0.24%
Ratios to Average Net Assets:
Net expenses	1.18%[4]	1.18%	1.19%	1.20%[4]
Net investment income	3.64%[4]	4.47%	4.71%	2.41%[4]
Expense waiver/reimbursement[5]	1.24%[4]	0.40%	0.16%	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,813	$11,083	$71,572	$11,211
Portfolio turnover	38%	46%	113%	1,387%[6]
1	Reflects operations for the period from July 1, 2011 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from December 13, 2010 to November 30, 2011.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,		Period Ended 11/30/2011[1]
		2013	2012
Net Asset Value, Beginning of Period	$9.75	$10.39	$10.53	$10.00
Income from Investment Operations:
Net investment income[2]	0.19	0.53	0.56	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.08)	(0.68)	(0.32)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.11	(0.15)	0.24	0.64
Distributions from net investment income	(0.18)	(0.49)	(0.38)	(0.11)
Net Asset Value, End of Period	$9.68	$9.75	$10.39	$10.53
Total Return[3]	1.11%	(1.37)%	2.23%	6.41%
Ratios to Average Net Assets:
Net expenses	0.93%[4]	0.93%	0.93%	0.95%[4]
Net investment income	3.94%[4]	4.72%	5.21%	1.93%[4]
Expense waiver/reimbursement[5]	1.23%[4]	0.33%	0.18%	1.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,142	$9,812	$100,891	$58,596
Portfolio turnover	38%	46%	113%	1,387%
1	Reflects operations for the period from December 13, 2010 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investments in securities at value, including $13,631,689 of investment in affiliated holdings (Note 5) (identified cost $20,859,139)		$20,174,461
Cash denominated in foreign currencies (identified cost $28,656)		28,698
Restricted cash (Note 2)		121,700
Receivable for investments sold		200,000
Income receivable		93,835
Unrealized appreciation on foreign exchange contracts		70,451
Receivable for shares sold		29,880
Receivable for daily variation margin		9,813
TOTAL ASSETS		20,728,838
Liabilities:
Unrealized depreciation on foreign exchange contracts	$63,270
Payable for investments purchased	1,562,912
Payable for shares redeemed	44,840
Payable for portfolio accounting fees	48,486
Payable to adviser (Note 5)	632
Payable for Directors'/Trustees' fees (Note 5)	389
Accrued expenses (Note 5)	53,242
TOTAL LIABILITIES		1,773,771
Net assets for 1,957,676 shares outstanding		$18,955,067
Net Assets Consists of:
Paid-in capital		$30,304,083
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(686,456)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(10,774,260)
Undistributed net investment income		111,700
TOTAL NET ASSETS		$18,955,067
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($9,812,973 ÷ 1,013,687 shares outstanding), no par value, unlimited shares authorized	$9.68
Offering price per share (100/95.50 of $9.68)	$10.14
Redemption proceeds per share	$9.68
Institutional Shares:
Net asset value per share ($9,142,094 ÷ 943,989 shares outstanding), no par value, unlimited shares authorized	$9.68
Offering price per share	$9.68
Redemption proceeds per share	$9.68
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Interest			$80,490
Dividends (including $257,718 received from affiliated holdings (Note 5))			280,854
Investment income allocated from affiliated partnership (Note 5)			106,448
TOTAL INCOME			467,792
Expenses:
Investment adviser fee (Note 5)		$67,570
Administrative fee (Note 5)		7,539
Custodian fees		8,378
Transfer agent fee		9,432
Directors'/Trustees' fees (Note 5)		243
Auditing fees		15,376
Legal fees		4,458
Shareholder services fee (Note 5)		12,291
Portfolio accounting fees		59,499
Share registration costs		21,956
Printing and postage		11,920
Miscellaneous (Note 5)		2,822
TOTAL EXPENSES		221,484
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(67,570)
Reimbursement of other operating expenses	(51,379)
TOTAL WAIVER AND REIMBURSEMENTS		(118,949)
Net expenses			102,535
Net investment income			365,257
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and translation of assets and liabilities in foreign currency (including realized gain of $23,282 on sales of investments in affiliated holdings (Note 5))			41,509
Net realized loss on futures contracts			(441,984)
Net realized loss allocated from affiliated partnership (Note 5)			(15,319)
Realized gain distributions from affiliated investment companies shares (Note 5)			57,637
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			221,439
Net change in unrealized depreciation of futures contracts			(20,064)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(156,782)
Change in net assets resulting from operations			$208,475
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$365,257	$3,459,256
Net realized loss on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(358,157)	(1,725,387)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	201,375	(5,245,437)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	208,475	(3,511,568)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(169,244)	(1,274,113)
Institutional Shares	(174,686)	(1,633,258)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(343,930)	(2,907,371)
Share Transactions:
Proceeds from sale of shares	5,943,219	29,876,610
Net asset value of shares issued to shareholders in payment of distributions declared	328,542	2,868,229
Cost of shares redeemed	(8,075,356)	(177,894,242)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,803,595)	(145,149,403)
Change in net assets	(1,939,050)	(151,568,342)
Net Assets:
Beginning of period	20,894,117	172,462,459
End of period (including undistributed net investment income of $111,700 and $90,373, respectively)	$18,955,067	$20,894,117
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated Unconstrained Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide high total returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. (Core Trust II), which is a limited partnership established under the laws of the state of Delaware. The Fund records its daily proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A
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Shares may bear distribution services fees and shareholder services fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2011 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to increase return and to manage market and sector/asset class risk. The “buyer” in a credit default is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index
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or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At May 31, 2014, the Fund had no outstanding swap contracts.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $123,339 and $122,029, respectively. This is based on contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration, yield and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $10,895,902. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund may buy or sell put and call options to increase return and to manage currency risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2014, the Fund had no outstanding written option contracts. Purchased options outstanding at period end are listed in the Fund's Portfolio of Investments.
The average notional amount of purchased options held by the Fund throughout the period was $17,783. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$70,451	Unrealized depreciation on foreign exchange contracts	$63,270
Foreign exchange contracts	Total investments in securities at value	29,937		—
Interest rate contracts	Receivable for daily variation margin	(20,064)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$80,324		$63,270
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(63,553)	$5,069	$(58,484)
Interest rate contracts	(441,984)	—	—	(441,984)
TOTAL	$(441,984)	$(63,553)	$5,069	$(500,468)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(11,558)	$27,554	$15,996
Interest rate contracts	(20,064)	—	—	(20,064)
TOTAL	$(20,064)	$(11,558)	$27,554	$(4,068)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	269,170	$2,596,016	1,293,078	$13,067,417
Shares issued to shareholders in payment of distributions declared	17,461	168,411	128,217	1,268,979
Shares redeemed	(409,663)	(3,959,789)	(7,176,688)	(71,991,845)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(123,032)	$(1,195,362)	(5,755,393)	$(57,655,449)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	346,735	$3,347,203	1,656,934	$16,809,193
Shares issued to shareholders in payment of distributions declared	16,603	160,131	160,582	1,599,250
Shares redeemed	(425,229)	(4,115,567)	(10,518,177)	(105,902,397)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(61,891)	$(608,233)	(8,700,661)	$(87,493,954)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(184,923)	$(1,803,595)	(14,456,054)	$(145,149,403)
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $20,856,693. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments and (c) futures contracts was $682,232. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $397,135 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,079,367.
At November 30, 2013, the Fund had a capital loss carryforward of $11,410,465 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$11,201,411	$—	$11,201,411
2019	$209,054	NA	$209,054
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2014, the Adviser waived $67,570 of its fee and reimbursed $51,379 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually to compensate FSC. For the six months ended May 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2014, FSC retained $1,119 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$12,291
For the six months ended May 31, 2014, FSSC received $247 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $1,663. Transactions with the affiliated holdings during the six months ended May 31, 2014, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Federated Bank Loan Core Fund	Federated Project and Trade Finance Core Fund	Emerging Markets Fixed Income Core Fund	Total of Affiliated Transactions
Balance of Shares Held 11/30/2013	227,303	1,099,446	242,930	284,925	213,112	2,067,716
Purchases/Additions	14,175,859	—	—	—	—	14,175,859
Sales/Reductions	(11,175,700)	(451,807)	(242,930)	(51,707)	(106,012)	(12,028,156)
Balance of Shares Held 5/31/2014	3,227,462	647,639	—	233,218	107,100	4,215,419
Value	$3,227,462	$4,345,655	$—	$2,243,556	$3,815,016	$13,631,689
Dividend Income/ Allocated Investment Income	$920	$201,564	$—	$55,234	$106,448	$364,166
Realized Gain Distribution/ Allocated Net Realized Gain/(Loss)	$—	$51,131	$3,484	$3,022	$(15,319)	$42,318
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014 were as follows:
Purchases	$6,488,969
Sales	$11,770,983
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,009.80	$5.91
Institutional Shares	$1,000	$1,011.10	$4.66
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.05	$5.94
Institutional Shares	$1,000	$1,020.29	$4.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.18%
Institutional Shares	0.93%
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Evaluation and Approval of Advisory Contract–May 2014
Federated Unconstrained Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for both the one-year and three-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C639
CUSIP 31420C662
Q450773 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014